Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Revenues
Total revenues	$ 159,378	$ 124,728	$ 282,413		$ 249,235		$ 238,925
Operating costs and expenses
Integrated service cost	(87,854)	(76,717)	(166,793)		(156,852)		(131,932)
Promotional service cost	(49,563)	(28,363)	(65,500)		(55,222)		(79,515)
Selling expenses	(12,793)	(6,802)	(16,477)		(12,731)		(6,835)
General and administrative expenses	(4,020)	(4,935)	(37,742)		(10,420)		(7,780)
Research and development expenses	(4,020)	(1,930)	(8,478)		(3,651)		(5,029)
Total operating costs and expenses	(158,250)	(118,747)	(294,990)		(238,876)		(231,091)
Operating profit	1,128	5,981	(12,577)		10,359		7,834
Other expenses
Financial expenses, net	(1,915)	(1,756)	(3,659)		(3,045)		(2,100)
Investment income	323	249	441		759		255
Other income, net	2,450	3,139	5,121		2,457		2,385
Total other income, net	858	1,632	1,903		171		540
Profit before income tax	1,986	7,613	(10,674)		10,530		8,374
Income tax expense	(850)	(890)	(231)		(938)		(1,752)
Income from continuing operations, net of tax	1,136	6,723	(10,905)		9,592		6,622
Discontinued operations:
Net loss from the operations of the discontinued operations, net of tax		(1,031)	(994)		(27,682)		(16,397)
Net profit	1,136	5,692	(11,899)	¥ (11,899)	(18,090)	¥ (18,090)	(9,775)	¥ (9,775)
Foreign currency translation difference	(2,614)	(2,412)	(2,410)		907		1,195
Total other comprehensive loss	(2,614)	(2,412)	(2,410)		907		1,195
Total comprehensive income (loss)	(1,478)	3,280	(14,309)		(17,183)		(8,580)
Less: total comprehensive income attributable to non-controlling interest	2,068	800	(9,801)		6,839		4,791
Total comprehensive (loss) income attributable to SUNCAR TECHNOLOGY GROUP INC’s shareholders	(3,546)	2,480	(4,508)		(24,022)		(13,371)
Net income from continuing operations	1,136	6,723	(10,905)		9,592		6,622
Less: Net income attributable to non-controlling interests of continuing operations	4,515	3,568	(5,230)		5,650		3,219
Net income (loss) from continuing operations attributable to SunCar Technology Group Inc’s ordinary shareholders	(3,379)	3,155	(5,675)		3,942		3,403
Less: Net loss attributable to non-controlling interests of discontinue operations		(1)			(19)		(1)
Net loss from discontinued operations attributable to SunCar Technology Group Inc’s ordinary shareholders		(1,030)	(994)		(27,663)		(16,396)
Net income (loss) attributable to SunCar Technology Group Inc’s ordinary shareholders	$ (3,379)	$ 2,125	$ (6,669)		$ (23,721)		$ (12,993)
Net income (loss) per ordinary share from continuing operations:
Net income (loss) per ordinary share from continuing operations, Basic (in Dollars per share) | $ / shares	$ (0.04)	$ 0.04	$ (0.03)		$ 0.01		$ 0.01
Net income (loss) per ordinary share from continuing operations, Diluted (in Dollars per share) | $ / shares	(0.04)	0.04	(0.03)		0.01		0.01
Net loss per ordinary share from discontinued operations:
Net loss per ordinary share from discontinued operations, Basic (in Dollars per share) | $ / shares	0	(0.01)	0		(0.12)		(0.07)
Net income (loss) attributable to SunCar Technology Group Inc’s ordinary shareholders per ordinary share
Net income (loss) attributable to SunCar Technology Group Inc’s ordinary shareholders per ordinary share, Basic (in Dollars per share) (in Dollars per share) | $ / shares	$ (0.04)	$ 0.03	$ (0.03)		$ (0.11)		$ (0.06)
Weighted average shares outstanding used in calculating basic and diluted income (loss) per share
Weighted average shares outstanding used in calculating, Basic and diluted (in Shares) | shares	81,374,609	80,000,000	225,000,000	225,000,000	225,000,000	225,000,000	225,000,000	225,000,000
Weighted average shares outstanding used in calculating basic and diluted income per share
Weighted average shares outstanding used in calculating basic and diluted income per share, Basic (in Shares) | shares			418,668,614	418,668,614	418,668,614	418,668,614	418,668,614	418,668,614
Income from continuing operations before non-controlling interests	$ 1,136	$ 6,723	$ (10,905)		$ 9,592		$ 6,622
Automotive after-sales service
Revenues
Revenues	98,813	89,851	199,294		187,880		154,238
Total revenues	98,813	89,851
Insurance intermediation service
Revenues
Revenues	47,710	29,346	67,640		56,766		84,161
Total revenues	47,710	29,346
Technology service
Revenues
Revenues	$ 12,855	$ 5,531	$ 15,479		$ 4,589		$ 526